Notes Payable - Schedule of Promissory Notes Issued to Unrelated Third Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Note Amount	$ 8,666,683	$ 8,994,414
Balance	12,021,064	9,649,492
A. Rodriguez [Member] | Promissory Note [Member]
Note Amount	$ 86,821	$ 86,821
Issuance Date	Mar. 14, 2013	Mar. 14, 2013
Balance	$ 86,821	$ 86,821
A. Rodriguez One [Member] | Promissory Note [Member]
Note Amount	$ 15,000	$ 15,000
Issuance Date	Jul. 22, 2013	Jul. 22, 2013
Balance	$ 15,000	$ 15,000
A. Rodriguez Two [Member] | Promissory Note [Member]
Note Amount	$ 10,000	$ 10,000
Issuance Date	Feb. 21, 2014	Feb. 21, 2014
Balance	$ 10,000	$ 10,000
Henry Mahgerefteh [Member] | Promissory Note [Member]
Note Amount	$ 144,000	$ 144,000
Issuance Date	Feb. 15, 2015	Feb. 15, 2015
Balance	$ 140,503	$ 144,000
TRA Capital [Member] | Promissory Note [Member]
Note Amount	$ 106,112	$ 106,112
Number of loans issuance date, description	3 loans	3 loans
Balance	$ 106,112	$ 106,112
BNA Inv [Member] | Promissory Note [Member]
Note Amount	$ 223,499	$ 223,499
Number of loans issuance date, description	6 loans	6 loans
Balance	$ 223,499	$ 223,499
Brian Berg [Member] | Promissory Note [Member]
Note Amount	$ 30,000	$ 30,000
Issuance Date	Feb. 01, 2012	Feb. 01, 2012
Balance	$ 25,000	$ 25,000
Classic Bev [Member] | Promissory Note [Member]
Note Amount	$ 73,473	$ 73,473
Issuance Date	May 01, 2017	May 01, 2017
Balance	$ 348,269	$ 277,385
JSJ, Investments [Member] | Promissory Note [Member]
Note Amount	$ 75,000	$ 75,000
Issuance Date	Jul. 12, 2017	Jul. 12, 2017
Balance	$ 30,239	$ 53,758
PowerUp [Member] | Promissory Note [Member]
Note Amount	$ 168,500	$ 204,000
Issuance Date	Aug. 07, 2020
Number of loans issuance date, description		various
Balance	$ 168,500	$ 151,000
CapCall [Member] | Promissory Note [Member]
Note Amount	$ 1,000,000
Number of loans issuance date, description	9/20, 11/20
Balance	$ 457,000
PNC, Inc. [Member] | Promissory Note [Member]
Note Amount	$ 850,000	$ 2,876,509
Issuance Date	Dec. 19, 2020	Dec. 19, 2020
Balance	$ 850,000	$ 2,876,509
PPP [Member] | Promissory Note [Member]
Note Amount	$ 395,600
Issuance Date	May 20, 2020
Balance	$ 395,600
SBA Loan [Member] | Promissory Note [Member]
Note Amount	$ 274,000
Issuance Date	Apr. 01, 2020
Balance	$ 274,000
Dicer [Member] | Promissory Note [Member]
Note Amount	$ 64,678
Issuance Date	Jul. 20, 2020
Balance	$ 64,678
TCA Global Fund [Member] | Promissory Note [Member]
Note Amount	$ 2,150,000	$ 2,150,000
Issuance Date	May 01, 2018	May 01, 2018
Balance	$ 2,871,397	$ 2,664,628
TCA Global fund 2 [Member] | Promissory Note [Member]
Note Amount	$ 3,000,000	$ 3,000,000
Issuance Date	Dec. 17, 2019	Dec. 17, 2019
Balance	$ 5,954,446	$ 3,015,780